RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)					1 Months Ended	10 Months Ended	12 Months Ended
	Mar. 18, 2025	Sep. 18, 2024	Jun. 14, 2023	Mar. 15, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Jan. 10, 2024	Mar. 16, 2023
Related Party Transaction [Line Items]
Debt Instrument, Face Amount									$ 1,562,030
Debt Instrument, Interest Rate, Stated Percentage					6.00%		6.00%
Debt Instrument, Maturity Date, Description					March 2025
Issuance of common stock				$ 90			$ 268,998
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 11.50		$ 11.50
Expenses paid						$ 1,383,316	$ 4,045,673
Capital contribution in exchange of subscription			$ 90			90
Repayment of notes						1,000,000	5,895,937
Interest expense						7,111
Repayments of related party debt						1,000,000
Related Party [Member]
Related Party Transaction [Line Items]
Interest expense							20,937
Outstanding notes payable					$ 5,875,000		$ 5,875,000
Related Party [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Repayments of related party debt	$ 2,000,000
Accrued interest	$ 20,937
Common Stock [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues				9,000,000			55,826
Issuance of common stock				$ 90			$ 6
DRE Chicago LLC [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount					$ 250,000		$ 250,000
Debt Instrument, Interest Rate, Stated Percentage					15.00%		15.00%
Debt Instrument, Maturity Date, Description					March 2025
Issuance of common stock		$ 375,000
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 11.50		$ 11.50
DRE Chicago LLC [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues		470,000
Endurance Antarctica Partners II LLC [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount					$ 1,750,000		$ 1,750,000
Debt Instrument, Interest Rate, Stated Percentage					15.00%		15.00%
Debt Instrument, Maturity Date, Description					March 2025
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 11.50		$ 11.50
Endurance Antarctica Partners II LLC [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues					5,500,000
Issuance of common stock					$ 3,500,000
Vikasa Capital Partners LLC [Member]
Related Party Transaction [Line Items]
Compensation amount						980,000		$ 980,000		$ 1,050,000
Related Party [Member]
Related Party Transaction [Line Items]
Expenses paid							$ 149,735	1,383,316
Payroll liabilities					$ 3,895,938	$ 0	3,895,938	0
Repayment of notes							$ 5,875,000	$ 1,000,000